Nature of Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Components of inventory
Inventory consist of the following:
	December 31,	December 31,
	2011	2010
Raw materials	$-	$-
Work in process	-	-
Finished goods	526,284	-
Total Inventory	$526,284	$-